Schedule of property and equipment useful lives (Details)	Dec. 31, 2024
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]